Shareholders' Deficit	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Stockholders' Equity Note [Abstract]
SHAREHOLDERS' DEFICIT

NOTE 9 – SHAREHOLDERS’ DEFICIT

Preferred Stock

Series B Preferred Stock

On December 12, 2019, the Company filed an Amendment to its Articles of Incorporation to designate a series of preferred stock, the Series B Convertible Preferred Stock (the “Series B”), with the Secretary of State of the State of Colorado. The Certificate of Designations established 100,000 shares of the Series B, par value $0.10, having such designations, preferences, and rights as determined by the Company’s Board of Directors in its sole discretion, in accordance with the Company’s Articles of Incorporation and Amended and Restated Bylaws. The Certificate of Designations became effective with the State of Colorado upon filing.

The Series B ranks senior with respect to dividends and right of liquidation with the Company’s common stock and junior to all existing and future indebtedness of the Company. The Series B has a stated value per share of $1,000, subject to adjustment as provided in the Certificate of Designations (the “Stated Value”), and a dividend rate of 2% per annum of the Stated Value.

The Series B is subject to redemption (at Stated Value, plus any accrued, but unpaid dividends (the “Liquidation Value”) by the Company no later than three years after a Deemed Liquidation Event and at the Company’s option after one year from the issuance date of the Series B, subject to a ten-day notice (to allow holder conversion). A “Deemed Liquidation Event” will mean: (a) a merger or consolidation in which the Company is a constituent party or a subsidiary of the Company is a constituent party and the Company issues shares of its capital stock pursuant to such merger or consolidation, except any such merger or consolidation involving the Company or a subsidiary in which the shares of capital stock of the Company outstanding immediately prior to such merger or consolidation continue to represent, or are converted into or exchanged for shares of capital stock that represent, immediately following such merger or consolidation, at least a majority, by voting power, of the capital stock of the surviving or resulting corporation or, if the surviving or resulting corporation is a wholly-owned subsidiary of another corporation immediately following such merger or consolidation, the parent corporation of such surviving or resulting corporation; or (b) the sale, lease, transfer, exclusive license or other disposition, in a single transaction or series of related transactions, by the Company or any subsidiary of the Company of all or substantially all the assets of the Company and its subsidiaries taken as a whole, or the sale or disposition (whether by merger or otherwise) of one or more subsidiaries of the Company if substantially all of the assets of the Company and its subsidiaries taken as a whole are held by such subsidiary or subsidiaries, except where such sale, lease, transfer, exclusive license or other disposition is to a wholly owned subsidiary of the Company.

The Series B is convertible into common stock at the option of a holder or if the closing price of the common stock exceeds 400% of the Conversion Price for a period of twenty consecutive trading days, at the option of the Company. Conversion Price means a price per share of the common stock equal to 100% of the lowest daily volume weighted average price of the common stock during the two years preceding or subsequent two years following the Issuance Date, subject to adjustment as otherwise provided in the Certificate of Designations (the “Conversion Price”).

In the event of a conversion of any Series B, the Company shall issue to the holder a number of shares of common stock equal to the sum of the Stated Value plus accrued but unpaid dividends multiplied by the number of shares of Series B Preferred Stock being converted divided by the Conversion Price.

Upon liquidation of the Company after payment or provision for payment of liabilities of the Company and after payment or provision for any liquidation preference payable to the holders of any preferred stock ranking senior to the Series B but prior to any distribution to the holders of Common Stock or preferred stock ranking junior upon liquidation to the Series B, the holders of Series B will be entitled to be paid out of the assets of the Company available for distribution to its stockholders an amount with respect to each share of Series B equal to the Liquidation Value.

The Series B has voting rights per Series B Share equal to the Liquidation Value per share, divided by the Conversion Price, multiplied by fifty (50). Subject to applicable Colorado law, the holders of Series B will have functional voting control in situations requiring shareholder vote.

The Series B Preferred Stock vests on May 1, 2022.

These Series B preferred share issuances with redemption provisions that permit the issuer to settle in either cash or common stock, at the option of the issuer, were evaluated to determine whether temporary or permanent equity classification on the consolidated balance sheet was appropriate. As per the terms of the Series B preferred stock agreements, Series B preferred stock is redeemable for cash and other assets on the occurrence of a deemed liquidation event. A deemed liquidation event includes a change of control which is not in the Company’s control. As such, since Series B preferred stock is redeemable upon the occurrence of an event that is not within the Company’s control, the Series B preferred stock is classified as temporary equity.

The Company concluded that the Series B Preferred Stock represented an equity host and, therefore, the redemption feature of the Series B Preferred Stock was not considered to be clearly and closely related to the associated equity host instrument. However, the redemption features did not meet the net settlement criteria of a derivative and, therefore, were not considered embedded derivatives that required bifurcation. The Company also concluded that the conversion rights under the Series B Preferred Stock were clearly and closely related to the equity host instrument. Accordingly, the conversion rights feature on the Series B Preferred Stock were not considered an embedded derivative that required bifurcation. The conversion feature of the Series B Preferred Stock at the time of issuance was determined to be beneficial on the commitment date.

On January 18, 2021, the Board of Directors of the Company agreed to satisfy $295,000 of accrued compensation owed to its executive officers and former executive officer (collectively, the “Management”) through a Liability Reduction Plan (the “Plan”). Under this Plan, Management agreed to accept 295 shares of the Company’s Series B convertible preferred stock in settlement of accrued compensation. The conversion feature of the Series B Preferred Stock at the time of issuance was determined to be beneficial on the commitment date. Because the Series B Preferred Stock was perpetual with no stated maturity date, and the conversions could occur any time from the date of issuance, the Company immediately recorded non-cash stock-based compensation of $3,778,810 related to the beneficial conversion feature arising from the issuance of Series B Preferred Stock.

During the nine months ended September 30, 2021, the Company accrued a dividend payable of $10,525 which was included in preferred stock dividends on the accompanying unaudited condensed consolidated statements of shareholders’ deficit.

As of September 30, 2021, the net Series B Preferred Stock balance was $734,971 which includes stated liquidation value of $721,970 and accrued dividends payable of $13,001. As of December 31, 2020, the net Series B Preferred Stock balance was $429,446 which includes stated liquidation value of $426,970 and accrued dividends payable of $2,476.

Series C Preferred Stock

On August 20, 2020, the Company filed an Amendment to its Articles of Incorporation to designate a series of preferred stock, the Series C Convertible Preferred Stock (the “Series C”), with the Secretary of State of the State of Colorado. The Certificate of Designations established 100,000 shares of the Series C, par value $0.10, having such designations, preferences, and rights as determined by the Company’s Board of Directors in its sole discretion, in accordance with the Company’s Articles of Incorporation and Amended and Restated Bylaws. The Certificate of Designations became effective with the State of Colorado upon filing.

The Series C ranks senior with respect to dividends and right of liquidation with the Company’s common stock and junior to all existing and future indebtedness of the Company. The Series C has a stated value per share of $100, subject to adjustment as provided in the Certificate of Designations (the “Stated Value”), and a dividend rate of 2% per annum of the Stated Value.

The Company has no option to redeem the Series C Preferred Stock. If the Company determines to liquidate, dissolve or wind-up its business and affairs, or effect any Deemed Liquidation Event as defined below, each of which has been approved by the holders of a majority of the shares of Series C Preferred Stock then outstanding, the Company will redeem all of the shares of Series C Preferred Stock outstanding immediately prior to such mandatory redemption event at a price per share of Series C Preferred Stock equal to the aggregate Series C Liquidation Value, which is 150% of the sum of the Stated Value plus accrued and unpaid dividends, for the shares of Series C Preferred Stock being redeemed.

The Company will deliver ten-day advance written notice prior to the consummation of any mandatory redemption event via email or overnight courier (“Notice of Mandatory Redemption”) to each Holder whose shares are to be redeemed. The Series C is subject to redemption at liquidation Value noted above by the Company. Upon receipt by any Holder of a Notice of Mandatory Redemption, if Holder does not choose to convert, such Holder will promptly submit to the Company such Holder’s Series C Preferred Stock certificates on the Redemption Payment Date. Upon receipt of such Holder’s Series C Preferred Stock certificates, the Company will pay the applicable redemption price to such Holder in cash. A “Deemed Liquidation Event” will mean: (a) a merger or consolidation in which the Company is a constituent party or a subsidiary of the Company is a constituent party and the Company issues shares of its capital stock pursuant to such merger or consolidation, except any such merger or consolidation involving the Company or a subsidiary in which the shares of capital stock of the Company outstanding immediately prior to such merger or consolidation continue to represent, or are converted into or exchanged for shares of capital stock that represent, immediately following such merger or consolidation, at least a majority, by voting power, of the capital stock of the surviving or resulting corporation or, if the surviving or resulting corporation is a wholly-owned subsidiary of another corporation immediately following such merger or consolidation, the parent corporation of such surviving or resulting corporation; or (b) the sale, lease, transfer, exclusive license or other disposition, in a single transaction or series of related transactions, by the Company or any subsidiary of the Company of all or substantially all the assets of the Company and its subsidiaries taken as a whole, or the sale or disposition (whether by merger or otherwise) of one or more subsidiaries of the Company if substantially all of the assets of the Company and its subsidiaries taken as a whole are held by such subsidiary or subsidiaries, except where such sale, lease, transfer, exclusive license or other disposition is to a wholly owned subsidiary of the Company. Since the Company has determined that a deemed liquidation event is not probable, the Series C is stated at the Stated Value plus accrued and unpaid dividends rather than redemption value, which is liquidation value.

The Series C is convertible at the option of a holder at any time following the issuance date. In the event of a conversion of any Series C Preferred Stock, the Company shall issue to such Holder a number of Conversion Shares equal to (x) the sum of (1) the Stated Value per share of Series C Preferred Stock plus (2) any accrued but unpaid dividends thereon multiplied by (y) the number of shares of Series C Preferred Stock held by such Holder and subject to the Holder Conversion Notice, divided by (z) the Conversion Price with respect to such Series C Preferred Stock. Conversion Price means a price per share of the common stock equal to the lowest daily volume weighted average price of the common stock for any trading day during the two years preceding the date of delivery of the conversion notice, subject to adjustment as otherwise provided in the Series C Certificate of Designation.

Upon liquidation of the Company after payment or provision for payment of liabilities of the Company and after payment or provision for any liquidation preference payable to the holders of any preferred stock ranking senior to the Series C but prior to any distribution to the holders of Common Stock or preferred stock ranking junior upon liquidation to the Series C, the holders of Series C will be entitled to be paid out of the assets of the Company available for distribution to its stockholders an amount with respect to each share of Series C equal to the Liquidation Value.

On April 28, 2021, the Company filed an Amended and Restated Certificate of Designations of Preferences, Rights, and Limitations of Series C Convertible Preferred Stock (the “Amended Certificate”). The Amended Certificate changes the voting rights of the Series C Preferred Stock on any matters requiring shareholder approval or any matters on which the common shareholders are permitted to vote. Series C Preferred Stock shall have no right to vote on any matters requiring shareholder approval or any matters on which the common shareholders (or other preferred stock of the Company which may vote with the common shareholders) are permitted to vote. With respect to any voting rights of the Series C Preferred Stock set forth herein, the Series C Preferred Stock shall vote as a class, each share of Series C Preferred Stock shall have one vote on any such matter, and any such approval may be given via a written consent in lieu of a meeting of the Holders of the Series C Preferred Stock. Any reference herein to a determination, decision or election being made by the “Majority Holders” shall mean the determination, decision or election as made by Holders holding a majority of the issued and outstanding shares of Series C Preferred Stock at such time. It also adjusts the conversion feature of the Series C Preferred Stock so that any Holder of Series C Preferred Stock cannot convert any portion of the Series C in excess of that number of Series C Preferred Stock that upon conversion would result in beneficial ownership by the Holder of more than 4.99% of the outstanding shares of common stock of the Company.

These Series C preferred stock issuances with redemption provisions that permit the issuer to settle in either cash or common stock, at the option of the holder, were evaluated to determine whether temporary or permanent equity classification on the unaudited condensed consolidated balance sheet was appropriate. As per the terms of the Series C preferred stock agreements, Series C preferred stock is redeemable for cash and other assets on the occurrence of a deemed liquidation event. A deemed liquidation event includes a change of control which is not in the Company’s control. As such, since Series C preferred stock is redeemable upon the occurrence of an event that is not within the Company’s control, the Series C preferred stock is classified as temporary equity.

The Company concluded that the Series C Preferred Stock represented an equity host and, therefore, the redemption feature of the Series C Preferred Stock was not considered to be clearly and closely related to the associated equity host instrument. However, the redemption features did not meet the net settlement criteria of a derivative and, therefore, were not considered embedded derivatives that required bifurcation. The Company also concluded that the conversion rights under the Series C Preferred Stock were clearly and closely related to the equity host instrument. Accordingly, the conversion rights feature on the Series C Preferred Stock were not considered an embedded derivative that required bifurcation.

On February 24, 2021, the Company entered into a subscription agreement with an accredited investor whereby the investor agreed to purchase 2,500 shares of the Company’s Series C Convertible Preferred Stock for $250,000, or $100.00 per share, the stated value, which was used for working capital purposes. The conversion feature of the Series C Preferred Stock at the time of issuance was determined to be beneficial on the commitment date. Because the Series C Preferred Stock was perpetual with no stated maturity date, and the conversions could occur any time from the date of issuance, the Company immediately recorded a non-cash deemed dividend of $2,845,238 related to the beneficial conversion feature arising from the issuance of Series C Preferred Stock. This non-cash deemed dividend increased the Company’s net loss attributable to common stockholders and net loss per share.

On August 25, 2021, the Company entered into a subscription agreement with an accredited investor whereby the investor agreed to purchase 3,000 shares of the Company’s Series C Convertible Preferred Stock for $300,000, or $100.00 per share, the stated value, which was used for working capital purposes. The conversion feature of the Series C Preferred Stock at the time of issuance was determined to be beneficial on the commitment date. Because the Series C Preferred Stock was perpetual with no stated maturity date, and the conversions could occur any time from the date of issuance, the Company immediately recorded a non-cash deemed dividend of $1,509,523 related to the beneficial conversion feature arising from the issuance of Series C Preferred Stock. This non-cash deemed dividend increased the Company’s net loss attributable to common stockholders and net loss per share.

During the nine months ended September 30, 2021, the Company accrued a dividend payable of $23,504 which was included in preferred stock dividends on the accompanying unaudited condensed consolidated statement of shareholders’ deficit. As of September 30, 2021, the net Series C Preferred Stock balance was $1,909,535 which includes stated liquidation value of $1,880,000 and accrued dividends payable of $29,535. As of December 31, 2020, the net Series C Preferred Stock balance was $1,336,031 which includes stated value of $1,330,000 and accrued dividends payable of $6,031.

Common Stock

Sale of Common Stock

In connection with subscription agreements dated January 13, 2020 and February 18, 2020, the Company received cash proceeds of $280,000 from an investor for the purchase of 7,000,000 shares of the Company’s common stock at $0.04 per share.

In connection with subscription agreements dated May 8, 2020, the Company received cash proceeds of $161,000 from an investor for the purchase of 7,000,000 shares of the Company’s common stock at $0.023 per share.

In connection with subscription agreements dated July 2, 2020, the Company received cash proceeds of $280,000 from investors for the purchase of 21,538,462 shares of the Company’s common stock at $0.013 per share.

Issuance of Common Stock for Services

Issuance of Common Stock for Professional Fees

On February 20, 2020 and effective March 1, 2020, the Company entered into a six-month consulting agreement with an entity for investor relations services. In connection with this consulting agreement, the Company issued 1,250,000 restricted common shares of the Company to the consultant. These shares vest immediately. These shares were valued at $50,000, or $0.04 per common share, based on contemporaneous common share sales by the Company. In connection with this consulting agreement, as of September 30, 2020, the Company recorded stock-based professional fees of $50,000.

On March 31, 2020 and effective April 1, 2020, the Company entered into two one-year advisory board agreements with two individuals for services to be rendered on the Company’s medical advisory board. In connection with these advisory board agreements, the Company issued an aggregate of 500,000 restricted common shares of the Company to these advisory board members. These shares vest on April 1, 2021. These shares were valued at $20,000, or $0.04 per common share, based on contemporaneous common share sales by the Company. In connection with this consulting agreement, during the nine months ended September 30, 2020, accretion of stock-based consulting fees amounted to $10,000 and the remaining stock-based consulting fees of $10,000 shall be accreted over the remaining vesting period.

On July 1, 2020, the Company entered into a six-month consulting agreement with an entity for investor relations services. In connection with this consulting agreement, the Company issued 500,000 restricted common shares of the Company to the consultant. These shares vest immediately. These shares were valued at $6,500, or $0.013 per common share, based on contemporaneous common share sales by the Company. In connection with this consulting agreement, as of September 30, 2020, the Company recorded stock-based professional fees of $3,250 and prepaid expenses of $3,250 which will be amortized over the remaining term of the agreement.

On January 6, 2021, the Company issued 100,000 shares of its common stock for business development services rendered. These shares were valued at $10,000, or $0.10 per common share, based on the quoted closing price of the Company’s common stock on the measurement date. In connection with the issuance of these shares, the Company recorded stock-based professional fees of $10,000.

On February 1, 2021, the Company issued an aggregate of 700,000 shares of its common stock for business development, advisory and consulting services rendered and to be rendered. These shares were valued at $54,600, or $0.078 per common share, based on the quoted closing price of the Company’s common stock on the measurement date and will be amortized into stock-based consulting fees over the term of the agreement or vesting period ranging from immediately to one year. In connection with the issuance of these shares, during the nine months ended September 30, 2021, the Company recorded stock-based professional fees of $41,600 and prepaid expenses of $13,000 which will be amortized into stock-based professional fees over the term of the agreement or vesting period of 0.75 years.

On March 8, 2021, the Company issued an aggregate of 750,000 shares of its common stock for business development and consulting services rendered and to be rendered. These shares were valued at $49,500, or $0.066 per common share, based on the quoted closing price of the Company’s common stock on the measurement date, and will be amortized into stock-based consulting fees over the term of the agreement or vesting period. In connection with the issuance of these shares, as of September 30, 2021, the Company recorded stock-based professional fees of $49,500.

On April 7, 2021, the Company issued 2,500,000 shares of its common stock for investor relations services to be rendered. These shares were valued at $135,000, or $0.054 per common share, based on the quoted closing price of the Company’s common stock on the measurement date. In connection with these shares, the Company recorded stock-based professional fees of $135,000.

On June 3, 2021, the Company issued 200,000 shares of its common stock for technology services rendered. These shares were valued at $6,000, or $0.03 per common share, based on the quoted closing price of the Company’s common stock on the measurement date. In connection with the issuance of these shares, the Company recorded stock-based professional fees of $6,000.

On July 7, 2021, the Company issued 2,500,000 shares of its common stock for investor relations services to be rendered. These shares were valued at $72,500, or $0.029 per common share, based on the quoted closing price of the Company’s common stock on the measurement date. In connection with these shares, the Company recorded stock-based professional fees of $72,500.

On August 23, 2021, the Company issued 500,000 shares of its common stock for business development and consulting services rendered and to be rendered. These shares were valued at $19,000, or $0.038 per common share, based on the quoted closing price of the Company’s common stock on the measurement date, and will be amortized into stock-based consulting fees over the term of the agreement or vesting period. In connection with the issuance of these shares, as of September 30, 2021, the Company recorded stock-based professional fees of $1,979 and prepaid expenses of $17,021 which will be amortized into stock-based professional fees over the term of the agreement or vesting period of 1.00 year.

During the nine months ended September 30, 2021, the Company recorded stock-based professional fees of $43,250 in connection with the amortization to prepaid expenses of $38,250 and accretion of stock-based professional fees of $5,000 related to common shares previously issued.

Issuance of Common Stock for Stock-Based Compensation

On April 1, 2020, the Company entered into an employment agreement with an accounting manager. Pursuant to this employment agreement, the Company agreed to grant a restricted stock award of 200,000 common shares of the Company which will vest on May 1, 2021. If the employee’s employment is terminated without cause or for good reason (both as defined in the employment agreement), or a change of control event (as defined in the employment agreement) occurs, these shares will immediately vest. For any other termination of employment, unvested restricted stock shall immediately terminate. These shares were valued on the date of grant at $8,000, or $0.04 per common share, based on contemporaneous common share sales. In connection with these shares, the Company shall record stock-based compensation over the vesting period.

On April 28, 2020, the Company entered into restricted stock award agreements (the “Restricted Stock Award Agreements”) with executive officers and employees. Pursuant to the Restricted Stock Award Agreements, the Company agreed to grant restricted stock awards for an aggregate of 6,750,000 common shares of the Company which were valued at $270,000, or $0.04 per common share, based on contemporaneous common share sales. These shares will vest on May 1, 2021. If the employee’s employment is terminated for any reason, these shares will immediately be forfeited. In the event of a change of control, the employee shall be 100% vested in all shares of restricted shares subject to these Agreements. Each executive officer and employee shall have the right to vote the restricted shares awarded to them and to receive and retain all regular dividends paid in cash or property (other than retained distributions), and to exercise all other rights, powers and privileges of a holder of shares of the stock, with respect to such restricted shares, with the exception that (a) the employee shall not be entitled to delivery of the stock certificate or certificates or electronic book entries representing such restricted shares until the shares are vested, (b) the Company shall retain custody of all retained distributions made or declared with respect to the restricted shares until such time, if ever, as the restricted shares have become vested, and (c) the employee may not sell, assign, transfer, pledge, exchange, encumber, or dispose of the restricted shares. In connection with these shares, the Company shall record stock-based compensation over the vesting period.

On February 1, 2021, the Company issued 200,000 shares of its common stock to an individual who agreed to act as the Company’s national sales manager for services to be rendered. These shares were valued at $15,600, or $0.078 per common share, based on the quoted closing price of the Company’s common stock on the measurement date. These shares were to vest on May 1, 2022. On May 17, 2021, this individual resigned, and these shares have been forfeited.

On March 8, 2021, the Company granted restricted stock awards for an aggregate of 2,500,000 common shares of the Company to an employee and an officer of the Company for services to be rendered. Which were valued at $165,000, or $0.066 per common share, based on the quoted closing price of the Company’s common stock on the measurement date. These shares were to vest on May 1, 2022. On May 17,2021, this individual resigned, and these shares have been forfeited.

On July 22, 2021, pursuant to the Share Exchange Agreement and Plan of Reorganization (See Note 3), the Company issued 976,500 shares of its common stock to employees of Mobile Tint LLC as a bonus. These shares were valued at $24,413, or $0.025 per common share, based on the quoted closing price of the Company’s common stock on the measurement date. In connection with these shares, the Company recorded stock-based compensation of $24,413.

On September 17, 2021, the Company granted a restricted stock award for 1,000,000 common shares of the Company to an employee for services to be rendered through May 1, 2022 which were valued at $30,600, or $0.031 per common share, based on the quoted closing price of the Company’s common stock on the measurement date. These shares will vest on May 1, 2022. In connection with these shares, the Company shall record stock-based compensation over the vesting period.

During the nine months ended September 30, 2021 and 2020, aggregate accretion of stock-based compensation expense on granted non-vested shares amounted to $224,588 and $366,825, respectively. Total unrecognized compensation expense related to these unvested common shares on September 30, 2021 amounted to $92,262 which will be amortized over the remaining vesting period of approximately 0.75 years.

Issuance of Common Stock for Accrued Compensation

On March 19, 2021, the Company issued 944,767 shares of its common stock pursuant to the terms of a Notice of Separation and General Release Agreement. These shares were valued at $55,741, or $0.059 per common share, based on the quoted closing price of the Company’s common stock on the measurement date. In connection with the issuance of these shares, the Company reduced accrued compensation by $40,625 and recorded stock-based compensation of $15,116.

The following table summarizes activity related to non-vested shares:

	Number of Non-Vested Shares	Weighted Average Grant Date Fair Value
Non-vested, December 31, 2020	23,826,926	$0.16
Granted	6,194,767	0.06
Forfeited	(700,000)	(0.07)
Shares vested	(15,051,573)	(0.14)
Non-vested, September 30, 2021	14,270,120	$0.14

Issuance of Common Stock Pursuant to Share Exchange Agreement

On July 22, 2021, the Company closed the Exchange Agreement and acquired 80% of the Mobile Member Units (see Note 3). The Mobile Member Units were exchanged for restricted shares of the Company’s common stock, in an amount equal to $800,000, divided by the average of the closing prices of the Company’s common stock during the 30-day period immediately prior to the closing as defined in the Exchange Agreement. In connection with the Exchange Agreement, the Company issued 28,021,016 shares of its common stock. These shares were valued at $694,921, or $0.0248 based on the quoted closing price of the Company’s common stock on the measurement date.

Common Stock Issued for Accounts Payable

On January 13, 2020, the Company issued 151,456 common shares upon conversion of accounts payable of $6,058, or $0.04 per common share, based on contemporaneous common share sales by the Company.

On May 4, 2021, the Company issued 3,801,224 common shares upon conversion of accounts payable of $117,838, or $0.031 per common share, based on the quoted closing price of the Company’s common stock on the measurement date.

Common Stock Issued for Debt Conversion

During the nine months ended September 30, 2020, the Company issued 37,171,800 shares of its common stock upon the conversion of convertible notes with bifurcated embedded conversion option derivatives including principal of $152,285, accrued interest of $36,244, and fees of $2,500. The conversion price was based on contractual terms of the related debt. The Company accounted for the partial conversion of these convertible notes pursuant to the guidance of ASC 470-20, Debt with Conversion and Other Options. Under ASC 470-20, the Company recognized an aggregate loss on debt extinguishment upon conversion in the amount of $297,919 which is associated with the different between the fair market value of the shares issued upon conversion of $450,204 and the conversion price and is equal to the fair value of the additional shares of common stock transferred upon conversion.

Common Stock Issued for Conversion of Series A Preferred Stock

During the nine months ended September 30, 2020, the Company issued 16,132,701 shares its common stock upon the conversion of 211,200 shares of Series A preferred with a stated redemption value of $211,200 and related accrued dividends payable of $4,224. The conversion price was based on contractual terms of the related Series A preferred shares. Upon conversion, the Company reclassified put premium of $49,543 to paid-in capital.

Common Stock Issued for Deferred Compensation

On April 17, 2020, the Company issued 203,125 common shares upon conversion of an accrued deferred compensation liability of $16,250.

Common Stock Issued Upon Warrant Exercise

On January 7, 2021, the Company issued 1,008,000 shares of its common stock in connection with the cashless exercise of 1,050,000 warrants. The exercise price was based on contractual terms of the related warrant.

Stock Options

For the nine months ended September 30, 2021 and 2020, the Company recorded $0 and $576,025 of compensation expense related to stock options, respectively. Total unrecognized compensation expense related to unvested stock options on September 30, 2021 amounted to $0.

Stock option activities for the nine months ended September 30, 2021 are summarized as follows:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Balance Outstanding, December 31, 2020	8,445,698	$0.40	5.10	$48,000
Granted	-	-	-	-
Forfeited	-	-	-	-
Balance Outstanding, September 30, 2021	8,445,698	$0.40	4.33	$2,160
Exercisable, September 30, 2021	8,445,698	$0.40	4.33	$2,160

Warrants

On January 7, 2021, the Company issued 1,008,000 shares of its common stock in connection with the cashless exercise of 1,050,000 warrants. The exercise price was based on contractual terms of the related warrant.

Warrant activities for the nine months ended September 30, 2021 are summarized as follows:

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Balance Outstanding December 31, 2020	2,050,000	$0.05	3.66	$137,000
Exercised	(1,050,000)	0.01	-	-
Cancelled	-	-	-	-
Balance Outstanding September 30, 2021	1,000,000	$0.09	2.80	$-
Exercisable, September 30, 2021	1,000,000	$0.09	2.80	$-

2018 Long-Term Incentive Plan

On June 7, 2018, a majority of the Company’s shareholders and its board approved the adoption of a 2018 Long-Term Incentive Plan (the “2018 Plan”). The purpose of the 2018 Plan is to advance the interests of the Company, its affiliates and its stockholders and promote the long-term growth of the Company by providing employees, non-employee directors and third-party service providers with incentives to maximize stockholder value and to otherwise contribute to the success of the Company and its affiliates, thereby aligning the interests of such individuals with the interests of the Company’s stockholders and providing them additional incentives to continue in their employment or affiliation with the Company. The Plan was adopted on June 7, 2018 and effective on August 2, 2018. Under the 2018 Plan, the Plan Administrator may grant:

●	options to acquire the Company’s common stock, both incentive stock options that are intended to satisfy the requirements of Section 422 of the Internal Revenue Code and nonqualified stock options which are not intended to satisfy such requirements. The exercise price of options granted under our 2018 Plan must at least be equal to the fair market value of the Company’s common stock on the date of grant and the term of an option may not exceed ten years, except that with respect to an incentive stock option granted to any employee who owns more than 10% of the voting power of all classes of the Company’s outstanding stock as of the grant date the term must not exceed five years and the exercise price must equal at least 110% of the fair market value on the grant date.

●	stock appreciation rights, or SARs, which allow the recipient to receive the appreciation in the fair market value of the Company’s common stock between the date of grant and the exercise date. The amount payable under the stock appreciation right may be paid in cash or with shares of the Company’s common stock, or a combination thereof, as determined by the Administrator.

●	restricted stock awards, which are awards of the Company’s shares of common stock that vest in accordance with terms and conditions established by the Administrator.

●	restricted stock units, which are awards that are based on the value of the Company’s common stock and may be paid in cash or in shares of the Company’s common stock.

●	other types of stock-based or stock-related awards not otherwise described by the terms and provision of the 2018 Plan, including the grant or offer for sale of unrestricted shares of the Company’s common stock, and which may involve the transfer of actual shares of the Company’s common stock or payment in cash or otherwise of amounts based on the value of shares of the Company’s common stock and may be designed to comply with or take advantage of the applicable local laws of jurisdictions other than the United States.

●	other cash-based awards to eligible persons in such amounts and upon such terms as the Administrator shall determine.

An award granted under the 2018 Plan must include a minimum vesting period of at least one year, provided, however, that an award may provide that the award will vest before the completion of such one-year period upon the death or qualifying disability of the grantee of the award or a change of control of the Company and awards covering, in the aggregate, 25,000,000 shares of our Common Stock may be issued without any minimum vesting period.

The aggregate number of shares of common stock and number of shares of the Company’s common stock that may be subject to incentive stock options granted under the 2018 Plan is 50,000,000 shares, of which 11,445,698 shares have been issued or granted under incentive stock options and 29,451,070 shares of restricted stock have been issued as of September 30, 2021. All shares underlying grants are expected to be issued from the Company’s unissued authorized shares available.

NOTE 8 - SHAREHOLDERS’ DEFICIT

Preferred Stock

Series A Preferred stock

On October 16, 2019, the Company filed an Amendment to its Articles of Incorporation to designate a series of preferred stock, the Series A Convertible Preferred Stock, with the Secretary of State of the State of Colorado. The Certificate of Designation established 800,000 shares of the Series A Preferred Stock, par value $0.10, having such designations, preferences, and rights as determined by the Company’s Board of Directors in its sole discretion, in accordance with the Company’s Articles of Incorporation and Amended and Restated Bylaws. The Certificate of Designations, Preferences, Rights, and Limitations of Series A Convertible Preferred Stock (“Certificate of Designations”) provides that the Series A Convertible Preferred Stock shall have no right to vote on any matters on which the common shareholders are permitted to vote. The Series A Convertible Preferred Stock ranks senior with respect to dividends and right of liquidation to the Company’s common stock and junior with respect to dividends and right of liquidation to all existing and future indebtedness of the Company and existing and outstanding preferred stock of the Company. Each share of Series A Preferred Stock shall have a stated value of $1.00 (the “Stated Value”).

Each share of Series A Preferred Stock carried an annual dividend in the amount of 4% of the Stated Value (the “Dividend Rate”), which shall be cumulative and compounded daily, payable solely upon redemption, liquidation or conversion. Upon the occurrence of an Event of Default, the Dividend Rate shall automatically increase to 22%.

At any time during the periods set forth on the table immediately following this paragraph (the “Redemption Periods”) provided that an Event of Default has not occurred, the Company had the right, at the Company’s option, to redeem all or any portion of the shares of Series A Preferred Stock for an amount equal to (i) the total number of Series A Preferred Stock held by the applicable Holder multiplied by (ii) the Stated Value plus the Adjustment Amount, (the “Optional Redemption Amount”). The Adjustment Amount shall equal to any accrued but unpaid dividends, the default adjustment amounts, as defined in the Certificate of Designation, if applicable, failure to deliver fees, if any, and any other fees as set forth in the Certificate of Designation. After the expiration of 180 days following the Issuance Date of the applicable shares of Series A Preferred Stock, the Company had no right of redemption.

Redemption Period	Redemption Percentage
1. The period beginning on the date of the issuance of shares of Series A Preferred Stock and ending on the date which is sixty days following the Issuance Date.	100%
2. The period beginning on the date that is sixty-one days from the Issuance Date and ending ninety days following the Issuance Date.	107%
3. The period beginning on the date that is ninety-one days from the Issuance Date and ending one hundred twenty days following the Issuance Date.	112%
4. The period beginning on the date that is one hundred twenty-one days from the Issuance Date and ending one hundred fifty days following the Issuance Date.	117%
5. The period beginning on the date that is one hundred fifty-one days from the Issuance Date and ending one hundred eighty days following the Issuance Date.	120%

On the earlier to occur of (i) the date which is eighteen months following the Issuance Date and (ii) the occurrence of an Event of Default (the “Mandatory Redemption Date”), the Company shall redeem all of the shares of Series A Preferred Stock of the Holders (which have not been previously redeemed or converted). Within five days of the Mandatory Redemption Date, the Company shall make payment to each Holder of an amount in cash equal to (i) the total number of Series A Preferred Stock held by such Holder multiplied by (ii) the Stated Value plus the Adjustment Amount.

The Holder of Series A Preferred stock had the right from time to time, and at any time during the period beginning on the date which is 180 days following the issuance date, to convert all or any part of the outstanding Series A Preferred Stock into the Company’s common stock. The conversion price (the “Conversion Price”) shall equal the Variable Conversion Price (as defined below) (subject to equitable adjustments by the Company relating to the Company’s securities or the securities of any subsidiary of the Company, combinations, recapitalization, reclassifications, extraordinary distributions and similar events). The “Variable Conversion Price” shall mean 81% multiplied by the Market Price (as defined below) (representing a discount rate of 19%). “Market Price” means the average of the two lowest Trading Prices for the common stock during the ten Trading Day period ending on the latest complete Trading Day prior to the Conversion Date. “Trading Price” means, for any security as of any date, the closing bid price on the applicable trading market as reported by a reliable reporting service designated by the Holder. “Trading Day” shall mean any day on which the Common Stock is tradable for any period on the OTC, or on the principal securities exchange or other securities market on which the common stock is then being traded.

The Company accounted for the Series A Preferred Stock as stock settled debt under ASC 480 due to mandatory redemption and during the year ended December 31, 2020 and 2019, the Company recorded an aggregate debt premium of $42,553 and $31,197 with a charge to interest expense, respectively.

During October and November 2019, the Company entered into a Series A Preferred Stock Purchase Agreements with accredited investors whereby the investors agreed to purchase an aggregate of 159,600 unregistered shares of the Company’s Series A Preferred stock, par value $0.10 for $133,000, or $0.833 per share. During October and November 2019, the Company received the cash proceeds of $127,000, net of fees of $6,000. This discount of $6,000 was recognized and was amortized to interest expense over the redemption terms of the Series A preferred shares or the date that the debt is convertible into common shares, whichever is shorter.

During the year ended December 31, 2020, the Company entered into Series A Preferred Stock Purchase Agreements with an accredited investor whereby the investor agreed to purchase an aggregate of 154,800 unregistered shares of the Company’s Series A Preferred stock, par value $0.10 for $129,000, or $0.833 per share. During the year ended December 31, 2020, the Company received cash proceeds of $120,000, net of fees of $9,000. This discount of $9,000 was recognized and was amortized to interest expense over the redemption terms of the Series A preferred shares or the date that the debt is convertible into common shares, whichever is shorter.

For the year ended December 31, 2020 and 2019, amortization of discount charged to interest expense amounted to $14,333 and $667, respectively. On December 31, 2019, the Company has accrued $934 of interest on these liabilities which is included in mandatorily redeemable convertible Series A preferred stock liability on the accompanying consolidated balance sheet. During the year ended December 31, 2020, the Company accrued a dividend payable of $4,852 which was included in interest expense on the accompanying consolidated statement of operations. As of December 31, 2020, the Company had paid or converted into common stock all accrued dividends due.

During the year ended December 31, 2020, the Company issued 16,132,701 shares its common stock upon the conversion of 211,200 shares of Series A preferred with a stated redemption value of $211,200 and related accrued dividends payable of $4,224. The conversion price was based on contractual terms of the related Series A preferred shares. Upon conversion, the Company reclassified put premium of $49,543 to paid-in capital. Additionally, on August 24, 2020, the Company settled with the investor and redeemed the remaining 103,200 Series A preferred shares for a cash payment of $117,047 which included the redemption of stated value of $103,200, accrued dividends of $1,562, and a redemption penalty of $12,285 which was included in interest expense on the accompanying consolidated statement of operations. Additionally, upon repayment, the Company wrote off the remaining put premium balance of $24,207 and recorded a gain on extinguishment of $24,207.

On August 24, 2020, the Company filed a Certificate of Elimination with the State of Colorado to eliminate the Series A preferred stock.

The Company classified the Series A Preferred Stock as a liability in accordance with ASC Topic No. 480, “Distinguishing Liabilities from Equity,” which states that mandatorily redeemable financial instruments should be classified as liabilities and therefore the related dividend payments were treated as a component of interest expense in the accompanying consolidated statements of operations.

The mandatorily redeemable Series A preferred stock was recorded at the liquidation preference, less unamortized discounts plus the debt premium and accrued dividends due, on the Company’s accompanying consolidated balance sheet as of December 31, 2019 which in total exceeded the redemption value. As of December 31, 2020, the net Series A Preferred Stock balance was $0 and fully redeemed. The Company recognized interest expense on the Series A Preferred Stock of $126,423 for the year ended December 31, 2020, which includes accretion expense, put premium on stock-settled debt, accrued dividends, amortization of offering costs and redemption penalties paid.

Series B Convertible Preferred Stock

On December 12, 2019, the Company filed an Amendment to its Articles of Incorporation to designate a series of preferred stock, the Series B Convertible Preferred Stock (the “Series B”), with the Secretary of State of the State of Colorado. The Certificate of Designations established 100,000 shares of the Series B, par value $0.10, having such designations, preferences, and rights as determined by the Company’s Board of Directors in its sole discretion, in accordance with the Company’s Articles of Incorporation and Amended and Restated Bylaws. The Certificate of Designations became effective with the State of Colorado upon filing.

The Series B ranks senior with respect to dividends and right of liquidation with the Company’s common stock and junior to all existing and future indebtedness of the Company. The Series B has a stated value per share of $1,000, subject to adjustment as provided in the Certificate of Designations (the “Stated Value”), and a dividend rate of 2% per annum of the Stated Value.

The Series B is subject to redemption (at Stated Value, plus any accrued, but unpaid dividends (the “Liquidation Value”)) by the Company no later than three years after a Deemed Liquidation Event and at the Company’s option after one year from the issuance date of the Series B, subject to a ten-day notice (to allow holder conversion). A “Deemed Liquidation Event” will mean: (a) a merger or consolidation in which the Company is a constituent party or a subsidiary of the Company is a constituent party and the Company issues shares of its capital stock pursuant to such merger or consolidation, except any such merger or consolidation involving the Company or a subsidiary in which the shares of capital stock of the Company outstanding immediately prior to such merger or consolidation continue to represent, or are converted into or exchanged for shares of capital stock that represent, immediately following such merger or consolidation, at least a majority, by voting power, of the capital stock of the surviving or resulting corporation or, if the surviving or resulting corporation is a wholly-owned subsidiary of another corporation immediately following such merger or consolidation, the parent corporation of such surviving or resulting corporation; or (b) the sale, lease, transfer, exclusive license or other disposition, in a single transaction or series of related transactions, by the Company or any subsidiary of the Company of all or substantially all the assets of the Company and its subsidiaries taken as a whole, or the sale or disposition (whether by merger or otherwise) of one or more subsidiaries of the Company if substantially all of the assets of the Company and its subsidiaries taken as a whole are held by such subsidiary or subsidiaries, except where such sale, lease, transfer, exclusive license or other disposition is to a wholly owned subsidiary of the Company.

The Series B is convertible into common stock at the option of a holder or if the closing price of the common stock exceeds 400% of the Conversion Price for a period of twenty consecutive trading days, at the option of the Company. Conversion Price means a price per share of the common stock equal to 100% of the lowest daily volume weighted average price of the common stock during the two years preceding or subsequent two years following the Issuance Date, subject to adjustment as otherwise provided in the Certificate of Designations (the “Conversion Price”).

In the event of a conversion of any Series B, the Company shall issue to the holder a number of shares of common stock equal to the sum of the Stated Value plus accrued but unpaid dividends multiplied by the number of shares of Series B Preferred Stock being converted divided by the Conversion Price.

Upon liquidation of the Company after payment or provision for payment of liabilities of the Company and after payment or provision for any liquidation preference payable to the holders of any preferred stock ranking senior to the Series B but prior to any distribution to the holders of Common Stock or preferred stock ranking junior upon liquidation to the Series B, the holders of Series B will be entitled to be paid out of the assets of the Company available for distribution to its stockholders an amount with respect to each share of Series B equal to the Liquidation Value.

The Series B has voting rights per Series B Share equal to the Liquidation Value per share, divided by the Conversion Price, multiplied by fifty (50). Subject to applicable Colorado law, the holders of Series B will have functional voting control in situations requiring shareholder vote.

The Series B Preferred Stock will vest on May 1, 2021, subject to acceleration in the event of conversion or redemption.

On December 12, 2019, the Board of Directors of the Company agreed to satisfy $108,000 of accrued compensation owed to its directors and executive officers (collectively, the “Management”) through a Liability Reduction Plan (the “Plan”). Under this Plan, Management agreed to accept 108 shares of the Company’s Series B convertible preferred stock in settlement of accrued compensation.

On December 21, 2020, the Board of Directors of the Company agreed to satisfy $318,970 of accrued compensation owed to its directors and executive officers (collectively, the “Management”) through a Liability Reduction Plan (the “Plan”). Under this Plan, Management agreed to accept 319 shares of the Company’s Series B convertible preferred stock in settlement of accrued compensation.

These Series B preferred share issuances with redemption provisions that permit the issuer to settle in either cash or common stock, at the option of the issuer, were evaluated to determine whether temporary or permanent equity classification on the consolidated balance sheet was appropriate. As per the terms of the Series B preferred stock agreements, Series B preferred stock is redeemable for cash and other assets on the occurrence of a deemed liquidation event. A deemed liquidation event includes a change of control which is not in the Company’s control. As such, since Series B preferred stock is redeemable upon the occurrence of an event that is not within the Company’s control, the Series B preferred stock is classified as temporary equity.

The Company concluded that the Series B Preferred Stock represented an equity host and, therefore, the redemption feature of the Series B Preferred Stock was not considered to be clearly and closely related to the associated equity host instrument. However, the redemption features did not meet the net settlement criteria of a derivative and, therefore, were not considered embedded derivatives that required bifurcation. The Company also concluded that the conversion rights under the Series B Preferred Stock were clearly and closely related to the equity host instrument. Accordingly, the conversion rights feature on the Series B Preferred Stock were not considered an embedded derivative that required bifurcation. The conversion feature of the Series B Preferred Stock at the time of issuance was determined to be beneficial on the commitment date. Because the Series B Preferred Stock was perpetual with no stated maturity date, and the conversions could occur any time from the date of issuance, during the year ended December 31, 2020, the Company immediately recorded non-cash stock-based compensation of $1,048,143 related to the beneficial conversion feature arising from the issuance of Series B Preferred Stock. This non-cash stock-based compensation increased the Company’s net loss attributable to common stockholders and net loss per share.

During the year ended December 31, 2020, the Company accrued a dividend payable of $2,476 which was included in preferred stock dividends on the accompanying consolidated statement of shareholders’ deficit. As of December 31, 2020, the net Series B Preferred Stock balance was $429,446 which includes stated liquidation value of $426,970 and accrued dividends payable of $2,476. As of December 31, 2019, the net Series B Preferred Stock balance was $108,000 which includes stated liquidation value of $108,000.

Series C Convertible Preferred Stock

On August 20, 2020, the Company filed an Amendment to its Articles of Incorporation to designate a series of preferred stock, the Series C Convertible Preferred Stock (the “Series C”), with the Secretary of State of the State of Colorado. The Certificate of Designations established 100,000 shares of the Series C, par value $0.10, having such designations, preferences, and rights as determined by the Company’s Board of Directors in its sole discretion, in accordance with the Company’s Articles of Incorporation and Amended and Restated Bylaws. The Certificate of Designations became effective with the State of Colorado upon filing.

The Series C ranks senior with respect to dividends and right of liquidation with the Company’s common stock and junior to all existing and future indebtedness of the Company. The Series C has a stated value per share of $100, subject to adjustment as provided in the Certificate of Designations (the “Stated Value”), and a dividend rate of 2% per annum of the Stated Value.

The Company has no option to redeem the Series C Preferred Stock. If the Company determines to liquidate, dissolve or wind-up its business and affairs, or effect any Deemed Liquidation Event as defined below, each of which has been approved by the holders of a majority of the shares of Series C Preferred Stock then outstanding, the Company will redeem all of the shares of Series C Preferred Stock outstanding immediately prior to such mandatory redemption event at a price per share of Series C Preferred Stock equal to the aggregate Series C Liquidation Value, which is 150% of the sum of the Stated Value plus accrued and unpaid dividends, for the shares of Series C Preferred Stock being redeemed.

The Company will deliver ten-day advance written notice prior to the consummation of any mandatory redemption event via email or overnight courier (“Notice of Mandatory Redemption”) to each Holder whose shares are to be redeemed. The Series C is subject to redemption at liquidation Value noted above by the Company. Upon receipt by any Holder of a Notice of Mandatory Redemption, if Holder does not choose to convert, such Holder will promptly submit to the Company such Holder’s Series C Preferred Stock certificates on the Redemption Payment Date. Upon receipt of such Holder’s Series C Preferred Stock certificates, the Company will pay the applicable redemption price to such Holder in cash. A “Deemed Liquidation Event” will mean: (a) a merger or consolidation in which the Company is a constituent party or a subsidiary of the Company is a constituent party and the Company issues shares of its capital stock pursuant to such merger or consolidation, except any such merger or consolidation involving the Company or a subsidiary in which the shares of capital stock of the Company outstanding immediately prior to such merger or consolidation continue to represent, or are converted into or exchanged for shares of capital stock that represent, immediately following such merger or consolidation, at least a majority, by voting power, of the capital stock of the surviving or resulting corporation or, if the surviving or resulting corporation is a wholly-owned subsidiary of another corporation immediately following such merger or consolidation, the parent corporation of such surviving or resulting corporation; or (b) the sale, lease, transfer, exclusive license or other disposition, in a single transaction or series of related transactions, by the Company or any subsidiary of the Company of all or substantially all the assets of the Company and its subsidiaries taken as a whole, or the sale or disposition (whether by merger or otherwise) of one or more subsidiaries of the Company if substantially all of the assets of the Company and its subsidiaries taken as a whole are held by such subsidiary or subsidiaries, except where such sale, lease, transfer, exclusive license or other disposition is to a wholly owned subsidiary of the Company. Since the Company has determined that a deemed liquidation event is not probable, the Series C is stated at the Stated Value plus accrued and unpaid dividends rather than redemption value, which is liquidation value.

The Series C is convertible at the option of a holder at any time following the issuance date. In the event of a conversion of any Series C Preferred Stock, the Company shall issue to such Holder a number of Conversion Shares equal to (x) the sum of (1) the Stated Value per share of Series C Preferred Stock plus (2) any accrued but unpaid dividends thereon multiplied by (y) the number of shares of Series C Preferred Stock held by such Holder and subject to the Holder Conversion Notice, divided by (z) the Conversion Price with respect to such Series C Preferred Stock. Conversion Price means a price per share of the common stock equal to the lowest daily volume weighted average price of the common stock for any trading day during the two years preceding the date of delivery of the conversion notice, subject to adjustment as otherwise provided in the Series C Certificate of Designation.

Upon liquidation of the Company after payment or provision for payment of liabilities of the Company and after payment or provision for any liquidation preference payable to the holders of any preferred stock ranking senior to the Series C but prior to any distribution to the holders of Common Stock or preferred stock ranking junior upon liquidation to the Series C, the holders of Series C will be entitled to be paid out of the assets of the Company available for distribution to its stockholders an amount with respect to each share of Series C equal to the Liquidation Value.

During August and September 2020, the Company entered into subscription agreements with an accredited investor whereby the investor agreed to purchase an aggregate of purchase 6,300 shares of the Company’s Series C Convertible Preferred Stock for $630,000, or $100.00 per share (the “Stated Value”), which were used to pay off various discounted convertible instruments and redeem Series A preferred stock.

During the three months ended December 31, 2020, the Company entered into subscription agreements with an accredited investor whereby the investor agreed to purchase an aggregate of purchase 7,000 shares of the Company’s Series C Convertible Preferred Stock for $700,000, or $100.00 per share (the “Stated Value”), which were used from working capital purposes.

These Series C preferred share issuances with redemption provisions that permit the issuer to settle in either cash or common stock, at the option of the holder, were evaluated to determine whether temporary or permanent equity classification on the consolidated balance sheet was appropriate. As per the terms of the Series C preferred stock agreements, Series C preferred stock is redeemable for cash and other assets on the occurrence of a deemed liquidation event. A deemed liquidation event includes a change of control which is not in the Company’s control. As such, since Series C preferred stock is redeemable upon the occurrence of an event that is not within the Company’s control, the Series C preferred stock is classified as temporary equity.

The Company concluded that the Series C Preferred Stock represented an equity host and, therefore, the redemption feature of the Series C Preferred Stock was not considered to be clearly and closely related to the associated equity host instrument. However, the redemption features did not meet the net settlement criteria of a derivative and, therefore, were not considered embedded derivatives that required bifurcation. The Company also concluded that the conversion rights under the Series C Preferred Stock were clearly and closely related to the equity host instrument. Accordingly, the conversion rights feature on the Series C Preferred Stock were not considered an embedded derivative that required bifurcation. The conversion feature of the Series C Preferred Stock at the time of issuance was determined to be beneficial on the commitment date. Because the Series C Preferred Stock was perpetual with no stated maturity date, and the conversions could occur any time from the date of issuance, during the year ended December 31, 2020, the Company immediately recorded a non-cash deemed dividend of $1,525,873 related to the beneficial conversion feature arising from the issuance of Series C Preferred Stock. This non-cash deemed dividend increased the Company’s net loss attributable to common stockholders and net loss per share.

During the year ended December 31, 2020, the Company accrued a dividend payable of $6,031 which was included in preferred stock dividends on the accompanying consolidated statement of shareholders’ deficit. As of December 31, 2020, the net Series C Preferred Stock balance was $1,336,031 which includes stated value of $1,330,000 and accrued dividends payable of $6,031.

Common Stock

Sale of common stock

In connection with a subscription agreement dated April 23, 2019, during the year ended December 31, 2019, the Company received cash proceeds of $300,000 from an investor for the purchase of 2,000,000 shares of the Company’s common stock at $0.15 per share.

In connection with subscription agreements, during the year ended December 31, 2019, the Company received cash proceeds of $480,000 from investors for the purchase of 10,750,000 shares of the Company’s common stock at prices ranging from $0.04 to $0.05 per share.

In connection with subscription agreements dated January 13, 2020 and February 18, 2020, the Company received cash proceeds of $280,000 from an investor for the purchase of 7,000,000 shares of the Company’s common stock at $0.04 per share.

In connection with subscription agreements dated May 8, 2020, the Company received cash proceeds of $161,000 from an investor for the purchase of 7,000,000 shares of the Company’s common stock at $0.023 per share.

In connection with subscription agreements dated July 2, 2020, the Company received cash proceeds of $280,000 from investors for the purchase of 21,538,462 shares of the Company’s common stock at $0.013 per share.

In connection with a subscription agreement dated December 31, 2020, the Company received cash proceeds of $100,000 from an investor for the purchase of 1,851,852 shares of the Company’s common stock at $0.054 per share.

Issuance of common shares for professional fees

On March 12, 2019, the Company entered into a consulting agreement for advisory services to be rendered. In connection with this consulting agreement, the Company issued 485,060 restricted vested common shares of the Company to a consultant for services to be rendered. These shares were valued at $82,460, or $0.17 per common share, based on quoted closing price on the date of grant. In connection with this consulting agreement, during the year ended December 31, 2019, the Company recorded stock-based professional fees of $82,460.

On March 14, 2019, the Company entered into an Advisory Board Agreement and a related Restricted Stock Award Agreement with an advisor (the “Advisor”) to act as a member of the Company’s advisory board. The Advisory Board Agreement has a term of one year and will renew automatically unless terminated by either party. In connection with this advisory agreement, the Company issued 200,000 restricted common shares of the Company to the Advisor under its 2018 Long Term Incentive Plan. These shares will vest on the first anniversary date of the Restricted Stock Award Agreement. If the Advisor’s employment is terminated for any reason, these shares will immediately be forfeited. In the event of a change of control, the employee shall be 100% vested in all shares of restricted shares subject to these Agreements. These shares were valued at $32,000, or $0.16 per common share, based on quoted closing price on the date of grant. In connection with this Advisory Board Agreement, during the years ended December 31, 2020 and 2019, the Company recorded stock-based professional fees of $6,667 and $25,333, respectively.

On May 20, 2019, the Company entered into a six-month consulting agreement with an individual for business development services. In connection with this consulting agreement, the Company issued 500,000 restricted common shares of the Company to the consultant. These shares vest immediately. These shares were valued at $47,000, or $0.094 per common share, based on quoted closing price on the date of grant. In connection with this consulting agreement, the Company recorded stock-based professional fees of $47,000.

On October 1, 2019, the Company entered into a one-month Digital Marketing and Social Media Exposure Agreement (the “Marketing Agreement”) with a third-party entity. Pursuant to the Marketing Agreement, the Company issued 350,000 common shares of the Company which were valued at $15,400, or $0.044 per common share, based on contemporaneous common share sales on the agreement date. In connection with this agreement, the Company recorded professional fees of $15,400.

On November 19, 2019, the Company issued 510,000 common shares of the Company for consulting services rendered. These shares were valued at $25,500, or $0.05 per common share, based on contemporaneous common share sales on the agreement date. In connection with this agreement, the Company recorded professional fees of $25,500.

On February 20, 2020 and effective March 1, 2020, the Company entered into a six-month consulting agreement with an entity for investor relations services. In connection with this consulting agreement, the Company issued 1,250,000 restricted common shares of the Company to the consultant. These shares vest immediately. These shares were valued at $50,000, or $0.04 per common share, based on contemporaneous common share sales by the Company. In connection with this consulting agreement, during the year ended December 31, 2020, the Company recorded stock-based professional fees of $50,000.

On March 31, 2020 and effective April 1, 2020, the Company entered into two one-year advisory board agreements with two individuals for services to be rendered on the Company’s medical advisory board. In connection with these advisory board agreements, the Company issued an aggregate of 500,000 restricted common shares of the Company to these advisory board members. These shares vest on April 1, 2021. These shares were valued at $20,000, or $0.04 per common share, based on contemporaneous common share sales by the Company. In connection with this consulting agreement, during the year ended December 31, 2020, accretion of stock-based consulting fees amounted to $15,000 and the remaining stock-based consulting fees of $5,000 shall be accreted over the remaining vesting period.

On July 1, 2020, the Company entered into a six-month consulting agreement with an entity for investor relations services. In connection with this consulting agreement, the Company issued 500,000 restricted common shares of the Company to the consultant. These shares vest immediately. These shares were valued at $6,500, or $0.013 per common share, based on contemporaneous common share sales by the Company. In connection with this consulting agreement, during the year ended December 31, 2020, the Company recorded stock-based professional fees of $6,500.

On October 1, 2020, the Company entered into a patent expense reimbursement agreement. In connection with this agreement, the Company issued 25,000 restricted common shares of the Company to this entity. These shares were valued at $275, or $0.011 per common share, based on the quoted closing price of the Company’s common stock on the measurement date. In connection with this agreement, the Company recorded research and development expense of $275.

On October 6, 2020, the Company entered into a settlement agreement related to the termination of a previous investor relations agreement. In connection with this settlement agreement, the Company issued 1,275,000 restricted common shares of the Company to this consultant. These shares were valued at $10,200, or $0.008 per common share, based on the quoted closing price of the Company’s common stock on the measurement date. In connection with this settlement agreement, the Company recorded stock-based consulting fees of $10,200.

On October 7, 2020, the Company entered into a six-month consulting agreement for investor relations services to be rendered. In connection with this consulting agreement, the Company issued 9,000,000 restricted common shares of the Company to this consultant. These shares were valued at $76,500, or $0.0085 per common share, based on the quoted closing price of the Company’s common stock on the measurement date. In connection with this consulting agreement, during the year ended December 31, 2020, the Company recorded stock-based professional fees of $38,250 and as of December 31, 2020, recorded prepaid expenses of $38.250 which will be amortized into stock-based consulting fees over the remaining term of the agreement.

On October 9, 2020, the Company issued 500,000 shares of its common stock for strategic consulting services to be rendered. These shares were valued at $6,000, or $0.012 per common share, based on the quoted closing price of the Company’s common stock on the measurement date. In connection with this consulting agreement, during the year ended December 31, 2020, the Company recorded stock-based professional fees of $6,000 since there was no defined term of the agreement.

Issuance of common shares for stock-based compensation

On July 29, 2019, the Company entered into restricted stock award agreements (the “Restricted Stock Award Agreements”) with executive officers and employees. Pursuant to the Restricted Stock Award Agreements, the Company agreed to grant restricted stock awards for an aggregate of 10,500,000 common shares of the Company which were valued at $525,000, or $0.05 per common share, based on contemporaneous common share sales. These shares will vest on May 1, 2020. If the employee’s employment is terminated for any reason, these shares will immediately be forfeited. In the event of a change of control, the employee shall be 100% vested in all shares of restricted shares subject to these Agreements. Each executive officer and employee shall have the right to vote the restricted shares awarded to them and to receive and retain all regular dividends paid in cash or property (other than retained distributions), and to exercise all other rights, powers and privileges of a holder of shares of the stock, with respect to such restricted shares, with the exception that (a) the employee shall not be entitled to delivery of the stock certificate or certificates or electronic book entries representing such restricted shares until the shares are vested, (b) the Company shall retain custody of all retained distributions made or declared with respect to the restricted shares until such time, if ever, as the restricted shares have become vested, and (c) the employee may not sell, assign, transfer, pledge, exchange, encumber, or dispose of the restricted shares. In connection with these shares, the Company shall record stock-based compensation over the vesting period, which is included in the aggregate accretion of stock-based compensation reflected below. These shares shall be considered outstanding for legal purposes but shall be excluded from basic earnings per share until vesting occurs.

In November 2019, the Company entered into restricted stock award agreements with two employees. Pursuant to these restricted stock award agreements, the Company agreed to grant restricted stock awards for an aggregate of 1,300,000 common shares of the Company which were valued at $65,000, or $0.05 per common share, based on contemporaneous common share sales. These shares will vest on May 1, 2021. If the employee’s employment is terminated for any reason, these shares will immediately be forfeited. In the event of a change of control, the employee shall be 100% vested in all shares of restricted shares subject to these Agreements. Each employee shall have the right to vote the restricted shares awarded to them and to receive and retain all regular dividends paid in cash or property (other than retained distributions), and to exercise all other rights, powers and privileges of a holder of shares of the stock, with respect to such restricted shares, with the exception that (a) the employee shall not be entitled to delivery of the stock certificate or certificates or electronic book entries representing such restricted shares until the shares are vested, (b) the Company shall retain custody of all retained distributions made or declared with respect to the restricted shares until such time, if ever, as the restricted shares have become vested, and (c) the employee may not sell, assign, transfer, pledge, exchange, encumber, or dispose of the restricted shares. In connection with these shares, the Company recorded stock-based compensation over the vesting period, which is included in the aggregate accretion of stock-based compensation reflected below. These shares shall be considered outstanding for legal purposes but shall be excluded from basic earnings per share until vesting occurs.

On April 1, 2020, the Company entered into an employment agreement with an accounting manager. Pursuant to this employment agreement, the Company agreed to grant a restricted stock award of 200,000 common shares of the Company which will vest on May 1, 2021. If the employee’s employment is terminated without cause or for good reason (both as defined in the employment agreement), or a change of control event (as defined in the employment agreement) occurs, these shares will immediately vest. For any other termination of employment, unvested restricted stock shall immediately terminate. These shares were valued on the date of grant at $8,000, or $0.04 per common share, based on contemporaneous common share sales. In connection with these shares, the Company recorded stock-based compensation over the vesting period, which is included in the aggregate accretion of stock-based compensation reflected below.

On April 28, 2020, the Company entered into restricted stock award agreements (the “April 2020 Restricted Stock Award Agreements”) with executive officers and employees. Pursuant to the April 2020 Restricted Stock Award Agreements, the Company agreed to grant restricted stock awards for an aggregate of 6,750,000 common shares of the Company which were valued at $270,000, or $0.04 per common share, based on contemporaneous common share sales. These shares will vest on May 1, 2021. If the employee’s employment is terminated for any reason, these shares will immediately be forfeited. In the event of a change of control, the employee shall be 100% vested in all shares of restricted shares subject to these Agreements. Each executive officer and employee shall have the right to vote the restricted shares awarded to them and to receive and retain all regular dividends paid in cash or property (other than retained distributions), and to exercise all other rights, powers and privileges of a holder of shares of the stock, with respect to such restricted shares, with the exception that (a) the employee shall not be entitled to delivery of the stock certificate or certificates or electronic book entries representing such restricted shares until the shares are vested, (b) the Company shall retain custody of all retained distributions made or declared with respect to the restricted shares until such time, if ever, as the restricted shares have become vested, and (c) the employee may not sell, assign, transfer, pledge, exchange, encumber, or dispose of the restricted shares. In connection with these shares, the Company shall record stock-based compensation over the vesting period, which is included in the aggregate accretion of stock-based compensation reflected below.

The following table summarizes activity related to non-vested shares:

	Number of Non-vested Shares	Weighted Average Grant Date Fair Value
Non-vested, December 31, 2018	5,998,672	$0.61
Granted	12,000,000	0.05
Forfeited	(323,373)	(0.59)
Non-vested, December 31, 2019	17,675,299	0.23
Granted	7,450,000	0.04
Shares vested	(1,298,373)	(0.41)
Non-vested, December 31, 2020	23,826,926	$0.16

During the year ended December 31, 2020 and 2019, aggregate accretion of stock-based compensation expense on granted non-vested shares amounted to $446,064 and $2,068,368, respectively. Total unrecognized compensation expense related to these unvested common shares on December 31, 2020 amounted to $110,650 which will be amortized over the remaining vesting period through May 1, 2021.

Shares Issued for Accounts Payable

On January 13, 2020, the Company issued 151,456 common shares upon conversion of accounts payable of $6,058, or $0.04 per common share, based on contemporaneous common share sales by the Company.

Common stock issued for debt conversion

On August 15, 2019, the Company issued 295,567 shares of its common stock upon the partial conversion of a convertible note principal balance of $12,000 at the contractual conversion price (see Note 6).

During the year ended December 31, 2020, the Company issued 37,171,800 shares of its common stock upon the conversion of convertible notes with bifurcated embedded conversion option derivatives including principal of $152,285, accrued interest of $36,244, and fees of $2,500. The conversion price was based on contractual terms of the related debt. The Company accounted for the partial conversion of these convertible notes pursuant to the guidance of ASC 470-20, Debt with Conversion and Other Options. Under ASC 470-20, the Company recognized an aggregate loss on debt extinguishment upon conversion in the amount of $297,919 which is related to the principal amount only and is associated with the difference between the fair market value of the shares issued upon conversion of $450,204 and the conversion price and is equal to the fair value of the additional shares of common stock transferred upon conversion.

Common Stock Issued for Conversion of Series A Preferred Shares

During the year ended December 31, 2020, the Company issued 16,132,701 shares its common stock upon the conversion of 211,200 shares of Series A preferred with a stated redemption value of $211,200 and related accrued dividends payable of $4,224. The conversion price was based on contractual terms of the related Series A preferred shares. Upon conversion, the Company reclassified put premium of $49,543 to paid-in capital.

Common shares issued for exercise of stock options

On December 21, 2019, the Company issued 3,000,000 common shares upon the exercise of 3,000,000 stock options. In connection with this option exercise, the Company reduced accrued compensation by $90,000.

Shares issued for deferred compensation

On July 12, 2019, the Company’s Chief Executive Officer, elected to convert $80,000 of deferred compensation owed to him into 2,000,000 shares of the Company’s common stock at $0.04 per share. On July 18, 2019, the Company’s President and Chief Operating Officer, elected to convert $80,000 of deferred compensation owed to him into 2,000,000 shares of the Company’s common stock at $0.04 per share. The fair market value of these shares of $0.04 per share is based on contemporaneous common share sales. Since the deferred compensation was converted at fair value, no gain or loss was recorded. These shares are issued under the Company’s 2018 Long-Term Incentive Plan and are restricted as to resale until May 1, 2020.

On July 18, 2019, two employees of the Company elected to convert an aggregate of $24,000 of deferred compensation owed to them into 600,000 shares of the Company’s common stock at $0.04 per share, the fair market value of these shares based on contemporaneous common share sales. Since the deferred compensation was converted at fair value, no gain or loss was recorded. These shares are issued under the Company’s 2018 Long-Term Incentive Plan and are restricted as to resale until May 1, 2020.

On July 29, 2019, the Company’s Chief Executive Officer, elected to convert $40,000 of deferred compensation owed to him into 800,000 shares of the Company’s common stock at $0.05 per share. On July 29, 2019, the Company’s President and Chief Operating Officer, elected to convert $50,000 of deferred compensation owed to him into 1,000,000 shares of the Company’s common stock at $0.05 per share. The fair market value of these shares of $0.05 per share is based on contemporaneous common share sales. Since the deferred compensation was converted at fair value, no gain or loss was recorded. These shares are issued under the Company’s 2018 Long-Term Incentive Plan and are restricted as to resale until May 1, 2021.

On April 17, 2020, the Company issued 203,125 common shares upon conversion of an accrued deferred compensation liability of $16,250, or $0.08 per share. The shares issued were value at a per share price of $0.055, which was based on quoted closing price on the date of grant and the gain was not material.

On December 18, 2020, the Company issued an aggregate of 547,945 shares upon conversion of an accrued deferred compensation liability of $8,000. The fair market value of these shares of $12,603, $0.023 per share, was based on quoted closing price on the date of grant. Since the deferred compensation amount converted of $8,000 was lower than fair value of shares issued, the Company recorded additional stock-based compensation of $4,603.

Common share exercise compensation

As compensation for services commencing on February 1, 2016 and continuing through February 14, 2019, on December 27, 2016, the Company granted a stock option exercise right to an employee of the Company, whereby the employee received a credit of $5,000 per month towards the cash required to exercise his 750,000 options at $0.31 per share. Accordingly, the employee can exercise options on a cashless basis up to the amount he has been credited. As of December 31, 2020 and 2019, the employee was credited $182,500 towards the options exercise. No cash disbursement will be required by the Company under this provision. The Company recognized compensation expense of $7,500 during the year ended December 31, 2019, with a corresponding increase to shareholders’ equity.

Stock options

For the year ended December 31, 2020 and 2019, the Company recorded $609,662 and $1,783,099 of compensation expense related to stock options, respectively. There is no unrecognized compensation expense related to unvested stock options as of December 31, 2020.

Stock option activities for the years ended December 31, 2020 and 2019 are summarized as follows:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Balance Outstanding, December 31, 2018	11,445,698	$0.30
Exercised	(3,000,000)	0.03
Balance Outstanding, December 31, 2019	8,445,698	0.40
Exercised	-	-
Balance Outstanding, December 31, 2020	8,445,698	$0.40	5.10	$48,000
Exercisable, December 31, 2020	8,445,698	$0.40	5.10	$48,000

Warrants

On March 14, 2019, the Company entered into a letter agreement (“Letter Agreement”) with Dinosaur Financial Group, LLC (“Dinosaur”), to act as the Company’s financial advisor and agent for raising investment capital through a private placement (or pursuant to an alternate form of capital investment or capital transaction). For services rendered under the Letter Agreement, Dinosaur shall receive cash fees of up to seven percent of funds raised and the Company shall issue to Dinosaur warrants to purchase an equal proportion of warrants to the number of shares issued or issuable to investors in the private placement. Additionally, per the terms of the Letter Agreement, upon signing of the agreement, the Company issued to Dinosaur warrants (the “Warrants”) to purchase 1,000,000 shares of C-Bond Common Stock, granted in three successive tranches as outlined below, with an exercise price of $0.18 or current market price at the time, whichever is lower, as set forth in the Letter Agreement. Upon signing of the Letter Agreement, Dinosaur received Warrants to purchase 200,000 shares of the Company’s common stock at $0.18 per share. On June 14, 2019, the three-month anniversary of the Letter Agreement, Dinosaur received Warrants to purchase 400,000 shares of the Company’s common stock at $0.08 per share. On September 14, 2019, Dinosaur received Warrants to purchase 200,000 shares of the Company’s common stock at $0.05 per share. On December 14, 2019, Dinosaur received Warrants to purchase 200,000 shares of the Company’s common stock at $0.07 per share. The Warrants shall be exercisable over a five-year term from date each tranche date and shall be assignable to others at Dinosaur’s discretion. These warrants were valued at the grant date using a Black-Scholes option pricing model with the following assumptions; risk-free interest rate of 2.43%, expected dividend yield of 0%, expected warrant term of five years, and an expected volatility of 275.0%. The aggregate grant date fair value of these awards amounted to $159,700. The Company recognizes compensation cost for unvested stock-based warrant awards on a straight-line basis over the requisite service period. For the years ended December 31, 2020 and 2019, the Company recorded $0 and $159,700 of stock-based professional fees related to stock warrants, respectively.

On September 6, 2019 and December 9, 2019, in connection with Purchase Agreements with an accredited investor (See Note 6), the Company issued warrants to purchase an aggregate of up to 1,050,000 shares of the Company’s common stock (the “Warrants”). The Warrants are exercisable at any time on or after the date of the issuance and entitles this investor to purchase shares of the Company’s common stock for a period of five years from the initial date the warrants become exercisable. Under the terms of the Warrant, the holder is entitled to exercise the Warrants to purchase up to 1,050,000 shares of the Company’s common stock at an initial exercise price of $0.10, subject to adjustment as detailed in the Warrant. In connection with the issuance of the warrants, on the initial measurement date, the relative fair value of the warrants of $61,899 was recorded as a debt discount and an increase in paid-in capital (See Note 6). On January 7, 2021, the Company issued 1,008,000 shares of its common stock in connection with the cashless exercise of the 1,050,000 warrants. The exercise price was based on contractual terms of the related warrant.

On March 30, 2020 and on April 23, 2020, in connection with Purchase Agreements with an accredited investor (See Note 6), the Company issued warrants to purchase an aggregate amount up to 288,750 shares of the Company’s common stock (the “Warrants”). The Warrants were exercisable at any time on or after the date of the issuance and entitled this investor to purchase shares of the Company’s common stock for a period of five years from the initial date the warrants become exercisable. Under the terms of the Warrants, the holder was entitled to exercise the Warrants to purchase up to 288,750 shares of the Company’s common stock at an initial exercise price of $0.10, subject to adjustment as detailed in the Warrants. In connection with the issuance of the warrants, on the initial measurement date, the relative fair value of the warrants of $14,498 was recorded as a debt discount and an increase in paid-in capital (See Note 6). In September 2020, in connection with the repayment of the debt, these warrants were cancelled.

During the year ended December 31, 2020, the Company issued common shares related to the sale of common stock and issued shares upon the conversion of convertible debt at prices lower than the warrant exercise price of $0.10 and accordingly, the warrant down-round provisions were triggered. As a result, the warrant exercise price was reduced to $0.003 per share. As a result of the trigger of down-round provisions, the Company calculated the difference between the warrants fair value on the date the down round feature was triggered using the current exercise price and the new exercise price. If applicable, additional expense shall be recorded as an increase in accumulated deficit and increase in paid-in capital and increased the net loss to common shareholders by the same amount. Since the fair value of the warrants using the new exercise price was less than the initial fair value amount, no additional expense was recorded. In connection with the repayment of the debt, the Company and investor agreed upon a fixed warrant exercise price of $0.01 per share.

Warrant activities for the years ended December 31, 2020 and 2019 are summarized as follows:

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Balance Outstanding December 31, 2018	-	$-	-	$-
Granted	2,050,000	0.10
Cancelled	-	-
Balance Outstanding December 31, 2019	2,050,000	$0.10	4.66	$4,400
Granted	288,750	0.10
Cancelled	(288,750)	(0.10)
Exercisable, December 31, 2020	2,050,000	$0.05	3.66	$137,000

2018 Long-term Incentive Plan

On June 7, 2018, a majority of the Company’s shareholders and its board approved the adoption of a 2018 Long-Term Incentive Plan (the “2018 Plan”). The purpose of the 2018 Plan is to advance the interests of the Company, its affiliates and its stockholders and promote the long-term growth of the Company by providing employees, non-employee directors and third-party service providers with incentives to maximize stockholder value and to otherwise contribute to the success of the Company and its affiliates, thereby aligning the interests of such individuals with the interests of the Company’s stockholders and providing them additional incentives to continue in their employment or affiliation with the Company. The Plan was adopted on June 7, 2018 and effective on August 2, 2018. Under the 2018 Plan, the Plan Administrator may grant:

●	options to acquire the Company’s common stock, both incentive stock options that are intended to satisfy the requirements of Section 422 of the Internal Revenue Code and nonqualified stock options which are not intended to satisfy such requirements. The exercise price of options granted under our 2018 Plan must at least be equal to the fair market value of the Company’s common stock on the date of grant and the term of an option may not exceed ten years, except that with respect to an incentive stock option granted to any employee who owns more than 10% of the voting power of all classes of the Company’s outstanding stock as of the grant date the term must not exceed five years and the exercise price must equal at least 110% of the fair market value on the grant date.

●	stock appreciation rights, or SARs, which allow the recipient to receive the appreciation in the fair market value of the Company’s common stock between the date of grant and the exercise date. The amount payable under the stock appreciation right may be paid in cash or with shares of the Company’s common stock, or a combination thereof, as determined by the Administrator.

●	restricted stock awards, which are awards of the Company’s shares of common stock that vest in accordance with terms and conditions established by the Administrator.

●	restricted stock units, which are awards that are based on the value of the Company’s common stock and may be paid in cash or in shares of the Company’s common stock.

●	other types of stock-based or stock-related awards not otherwise described by the terms and provision of the 2018 Plan, including the grant or offer for sale of unrestricted shares of the Company’s common stock, and which may involve the transfer of actual shares of the Company’s common stock or payment in cash or otherwise of amounts based on the value of shares of the Company’s common stock and may be designed to comply with or take advantage of the applicable local laws of jurisdictions other than the United States.

●	other cash-based awards to eligible persons in such amounts and upon such terms as the Administrator shall determine.

An award granted under the 2018 Plan must include a minimum vesting period of at least one year, provided, however, that an award may provide that the award will vest before the completion of such one-year period upon the death or qualifying disability of the grantee of the award or a change of control of the Company and awards covering, in the aggregate, 25,000,000 shares of our Common Stock may be issued without any minimum vesting period.

The aggregate number of shares of common stock and number of shares of the Company’s common stock that may be subject to incentive stock options granted under the 2018 Plan is 50,000,000 shares, of which 11,445,698 shares have been issued or granted under incentive stock options and 25,951,070 shares of restricted stock have been issued as of December 31, 2020. All shares underlying grants are expected to be issued from the Company’s unissued authorized shares available.